Summary of Significant Accounting Policies (Details) - Schedule of Ordinary Shares Subject to Redemption - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Ordinary Shares Subject To Redemption [Abstract]
Gross proceeds			$ 115,000,000
Less:
Ordinary shares issuance costs			(6,574,881)
Plus:
Remeasurement of carrying value to redemption value	$ 476,660	$ 3,539,254	7,732,488
Ordinary shares subject to possible redemption	$ 21,577,042	21,100,382	$ 116,157,607
Less:
Redemption of Ordinary shares		$ (98,596,479)